Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Impairments (Notes 8 & 9)			$ 1,194,765	$ 1,132,243	$ 0
Goodwill			244,957	707,930
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairments (Notes 8 & 9)			509,478	3,062
Concordia International | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairments (Notes 8 & 9)			509,478	0	0
Concordia North America | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairments (Notes 8 & 9)		$ (3,062)	$ 0	$ 3,062	$ 0
Concordia Internatonal CGU | Concordia International | Goodwill
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.50%		1.50%
Discount rate applied to cash flow projections	13.00%		13.00%
Recoverable amount of asset or cash-generating unit	$ 1,391,428		$ 1,437,317
Increase in discount rate, decrease on recoverable amount	$ 54,345		$ 58,333
Percentage of reasonably possible change in discount rate	0.50%		0.50%
Decrease in discount rate, increase on recoverable amount	$ 59,303		$ 63,729
Percentage of reasonably possible change in growth rate	0.50%		0.50%
Increase in recoverable amount if the terminal growth rate increases by 0.5%	$ 37,571		$ 41,705
Decrease in recoverable amount if the terminal growth rate decreases by 0.5%	$ 34,423		38,169
Goodwill			216,991
Carrying amount of CGU			$ 1,397,928
Period over which management has projected cash flows			5 years
Average effective tax rate			13.00%
Orphan Drugs CGU | Concordia North America | Goodwill
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections			20.00%
Recoverable amount of asset or cash-generating unit			$ 72,097
Increase in discount rate, decrease on recoverable amount			$ 2,315
Percentage of reasonably possible change in discount rate			0.50%
Decrease in discount rate, increase on recoverable amount			$ 2,445
Percentage of reasonably possible change in growth rate			0.50%
Increase in recoverable amount if the terminal growth rate increases by 0.5%			$ 1,042
Decrease in recoverable amount if the terminal growth rate decreases by 0.5%			992
Goodwill			27,966
Carrying amount of CGU			$ 54,894
Period over which management has projected cash flows			5 years